OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	OTHER LONG TERM ASSETS
Other long term assets comprise the following items:

(in thousands of $)	2020	2019
Capital improvements in progress	10,099	30,642
Collateral deposits on swap agreements	398	17,520
Value of acquired charter-out contracts, net	10,503	13,407
Long term receivables	—	1,880
Other	961	799
Total other long-term assets	21,961	64,248

Capital improvements in progress comprises of advances paid and costs incurred in respect of vessel upgrades in relation to EGCS and BWTS on 11 vessels (2019: nine vessels). This is recorded in other long term assets until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment, net" or "Investment in sales-type leases and direct financing leases'. In the year ended December 31, 2020, the Company transferred costs of $52.7 million in respect of 16 vessels (2019: $9.7 million in respect of five vessels) to "Vessels and equipment, net".

During 2019, the Company agreed to fund EGCS installations on three 10,600 TEU container vessels. The installation of EGCS was completed in the year ended December 31, 2020 and costs of $22.9 million in respect of these vessels were transferred to 'Vessels under finance lease, net'.

During 2018, the Company purchased four container vessels, Thalassa Mana, Thalassa Tyhi, Thalassa Doxa and Thalassa Axia with pre-existing time charters to Evergreen Marine. A value of $18.0 million was assigned to these charters in 2018, in the year ended December 31, 2020 the amortization charged to time charter revenue was $2.9 million (2019: $2.9 million; 2018: $2.9 million).

The long term receivables balance at December 31, 2019 of $1.9 million comprised of loan notes due from third parties arising from the early termination of charters. Following the adoption of ASU 2016-13 from January 1, 2020, the Company recognized a credit loss provision totaling $1.9 million against this long term receivables balance thereby resulting in the balance of $0.0 million as at December 31, 2020. (see also Note 26: Allowance for expected credit losses and Note 10: Other financial items).
Collateral deposits exist on our interest rate, cross currency interest rate and cross currency swaps. Further amounts may be called upon during the term of the swaps if interest rates or currency rates more adversely.